Average Annual Total Returns - Class ADV I S S2 Shares - Voya Index Solution 2060 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2060+ Index 1 Yr		Class ADV S&P Target Date 2060+ Index 5 Yrs		Class ADV S&P Target Date 2060+ Index 10 Yrs	Class ADV S&P Target Date 2060+ Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2060+ Index 1 Yr		Class I S&P Target Date 2060+ Index 5 Yrs		Class I S&P Target Date 2060+ Index 10 Yrs	Class I S&P Target Date 2060+ Index Since Inception		Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2060+ Index 1 Yr		Class S S&P Target Date 2060+ Index 5 Yrs		Class S S&P Target Date 2060+ Index 10 Yrs	Class S S&P Target Date 2060+ Index Since Inception		Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2060+ Index 1 Yr		Class S2 S&P Target Date 2060+ Index 5 Yrs		Class S2 S&P Target Date 2060+ Index 10 Yrs	Class S2 S&P Target Date 2060+ Index Since Inception
Total	15.11%	11.17%		8.98%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	15.69%	11.71%		9.52%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	15.37%	11.42%		9.22%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	15.17%	11.27%		9.06%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.